Earnings per share - Calculation (Details) - GBP (£) £ / shares in Units, £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Before tax
Operating profit (loss) based on longer-term investment returns	£ 4,699	£ 4,256	£ 3,969
Short-term fluctuations in investment returns on shareholder-backed business	(1,563)	(1,678)	(755)
Amortisation of acquisition accounting adjustments	(63)	(76)	(76)
Profit (loss) attaching to disposal of businesses	162	(227)	56
Profit (loss) before tax attributable to shareholders	3,296	2,275	3,148
Tax
Based on operating profit based on longer-term investment returns	(971)	(894)	(786)
Short-term fluctuations in investment returns on shareholder-backed business	572	519	206
Amortisation of acquisition accounting adjustments	20	25	25
Profit (loss) attaching to disposal of business	(82)
Impact of US Tax Reform	(445)
Based on profit for the year	(906)	(354)	(569)
Non-controlling interests
Based on operating profit based on longer-term investment returns	(1)
Based on profit for the year	(1)
Net of tax and non-controlling interests
Based on operating profit based on longer-term investment returns	3,727	3,362	3,183
Short-term fluctuations in investment returns on shareholder-backed business	(991)	(1,159)	(549)
Amortisation of acquisition accounting adjustments	(43)	(51)	(51)
Profit (loss) attaching to disposal of businesses	80
Impact of US Tax Reform	445
Profit for the year attributable to equity holders of the Company	£ 2,389	£ 1,921	£ 2,579
Basic earnings per share
Based on operating profit based on longer-term investment returns (in GBP per share)	£ 1.452	£ 1.313	£ 1.246
Short-term fluctuations in investment returns on shareholder-backed business (in GBP per share)	(0.386)	(0.453)	(0.215)
Amortisation of acquisition accounting adjustments (in GBP per share)	(0.017)	(0.020)	(0.020)
Profit (loss) attaching to disposal of businesses (in GBP per share)	0.031
Impact of US Tax Reform (in GBP per share)	(0.173)
Based on profit for the year (in GBP per share)	0.931	0.750	1.010
Diluted earnings per share
Based on operating profit based on longer-term investment returns (in GBP per share)	1.451	1.312	1.245
Short-term fluctuations in investment returns on shareholder-backed business (in GBP per share)	(0.386)	(0.452)	(0.215)
Amortisation of acquisition accounting adjustments (in GBP per share)	(0.017)	(0.020)	(0.020)
Profit (loss) attaching to disposal of businesses (in GBP per share)	0.031
Impact of US Tax Reform (in GBP per share)	(0.173)
Based on profit for the year (in GBP per share)	£ 0.930	£ 0.750	£ 1.009
PCA Life Insurance Company Ltd. - Korea
Before tax
Cumulative exchange gain (loss) recycled from other comprehensive income	£ 61
Profit (loss) attaching to disposal of businesses		£ (227)	£ 56
Tax
Profit (loss) attaching to disposal of business		(4)	(14)
Net of tax and non-controlling interests
Cumulative exchange gain (loss) on sold business, recycled from other comprehensive income	£ 61
Profit (loss) attaching to disposal of businesses		£ (231)	£ 42
Basic earnings per share
Cumulative exchange gain (loss) on sold business, recycled from other comprehensive income (in GBP per share)	£ 0.024
Profit (loss) attaching to disposal of businesses (in GBP per share)		£ (0.090)	£ 0.017
Diluted earnings per share
Cumulative exchange gain (loss) on sold business, recycled from other comprehensive income (in GBP per share)	£ 0.024
Profit (loss) attaching to disposal of businesses (in GBP per share)		£ (0.090)	£ 0.017
PCA Life Insurance Company Ltd. - Japan
Before tax
Cumulative exchange gain (loss) recycled from other comprehensive income			£ (46)
Net of tax and non-controlling interests
Cumulative exchange gain (loss) on sold business, recycled from other comprehensive income			£ (46)
Basic earnings per share
Cumulative exchange gain (loss) on sold business, recycled from other comprehensive income (in GBP per share)			£ (0.018)
Diluted earnings per share
Cumulative exchange gain (loss) on sold business, recycled from other comprehensive income (in GBP per share)			£ (0.018)